COMMITMENTS AND CONTINGENCIES	3 Months Ended
Dec. 31, 2018
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES

NOTE 7 -    COMMITMENTS AND CONTINGENCIES

Obligation Under Operating Lease

The Company leases approximately 1,700 square feet for its principal offices in Boca Raton, Florida at a monthly rental of approximately $3,500, which expired in November 2018. VoiceInterop executed a new 3-year lease with its current landlord on December 1, 2018 for the same office space. The lease provided one month free as a concession. The monthly rent is $3,630 with annual increases of base rent of 4% until the expiration date. The lease expires on November 30, 2021.

Rent expense incurred during the three months ended December 31, 2018 and 2017 was $11,671 and $11,355, respectively.

Revenue and Accounts Receivable Concentration

No customer accounted for more than 10% of the Company’s revenue for the three months ended December 31, 2018 and 2017, respectively.  As of December 31, 2018 four customers accounted for approximately 56% of the Company’s total outstanding accounts receivable. As of September 30, 2018, two customers accounted for 24% of the Company’s total outstanding accounts receivable.

Major Supplier and Sole Manufacturing Source

During 2014, the Company developed a proprietary interoperable communications solution. The Company relies on no major supplier for its products and services. The Company has contracted with a single local manufacturing facility to provide completed circuit boards used in the assembly of its IP gateway devices. Interruption to the manufacturing source presents additional risk to the Company. The Company believes that other commercial facilities exist at competitive rates to match the resources and capabilities of its existing manufacturing source.

Employment Agreements

In December 2016, the Board of Directors accepted the resignation of Larry M. Reid as Chief Executive Officer of the corporation and appointed Mr. Reid as Chief Financial Officer. The Board also appointed Michael M. Moore as Chief Executive Officer.

Under the terms of an employment agreement effective on November 28, 2016, Mr. Moore as CEO receives an annual salary of $200,000. The term of agreement is for a one-year period beginning on the effective date and shall automatically renew and continue in effect for additional one-year periods.

Under the terms of an employment agreement effective on March 13, 2015, Mr. Reid as CFO receives an annual salary of $96,000. The term of agreement is for a one-year period beginning on the effective date and shall automatically renew and continue in effect for additional one-year periods.

Exclusive Licensing Agreement

On May 5, 2017, the Company entered into an Exclusive Licensing Agreement with Sublicensing Terms (the “Agreement”) with the University of Southern Florida Research Foundation, Inc. (“USFRF”) relating to an exclusive license of certain patent rights in connection with one of USFRF’s U.S. Patent Applications. Both parties recognize that the research and development work provided by the Company was sufficient for USFRF to enter into the Agreement with the Company.

The Agreement is effective April 25, 2017 and continues until the later of the date that no Licensed Patent remains a pending application or an enforceable patent or the date on which the Licensee’s obligation to pay royalties expires.

The Company paid USFRF a License Issue Fee of $3,000 and $7,253.50 as reimbursement of expenses associated with the filing of the Licensed Patent. The Company agreed to complete the first commercial sale of products to the retail customer on or before January 31, 2019 or USFRF has the right to terminate the agreement. In addition, the Company agreed that it will have made and tested a prototype by August 31, 2018 or USFRF has the right to terminate the agreement. The company agreed to pay USFRF a royalty of 3% for sales of all Licensed Products and Licensed Processes and agreed to pay USFRF minimum royalty payments as follows:

Payment	Year
$1,000	2019
$4,000	2020
$8,000	2021
-and every year thereafter on the same date, for the life of the agreement.

In the event the Company proposes to sell any Equity Securities, then USFRF will have the right to purchase 5% of the securities issued in such offering on the same terms and conditions are offered to other purchasers in such financing.